Asset Write-Downs and Other Charges and Credits	12 Months Ended
Dec. 31, 2019
Asset Write-Downs and Other Charges and Credits [Abstract]
Asset Write-Downs and Other Charges and Credits	Asset Write-Downs and Other Charges and Credits
Income (loss) from continuing operations before income taxes was affected by the following:

2019 — Acquisition and related integration costs of $26.3 million reflect investment banking and legal fees incurred to complete the current year acquisitions, as well as professional service costs incurred to integrate Triton and the Raycom, Cordillera and Nexstar-Tribune television stations.

2018 — Costs associated with our previously announced restructuring totaled $8.9 million.

Acquisition and related integration costs of $4.1 million reflect professional service costs incurred to integrate Triton and the former Raycom stations, as well as costs related to the 2019 Cordillera acquisition.

In the fourth quarter of 2018, we incurred a non-cash impairment charge of $8.9 million related to our original programming show, Pickler & Ben, which was not renewed for a third season.

2017 — In the second quarter, we sold our newspaper syndication business, resulting in a gain of $3.0 million.

Restructuring includes $3.5 million of severance associated with a change in senior management and employees, as well as outside consulting fees associated with changes in our management and operating structure.

In the third quarter of 2017, we recorded a $29.4 million non-cash charge to reduce the carrying value of goodwill and $6.3 million to reduce the value of intangible assets related to Cracked. For more information around the impairment of goodwill and intangible assets, see Note 10.

We recognized a $5.4 million gain on our investment in Katz when we completed the acquisition in the fourth quarter.